Note 16 - Loss Per Share (Details) shares in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	May 29, 2020	Jun. 30, 2020 shares	Jun. 30, 2019 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Reverse Recapitalization, Conversion Ratio	0.112
Antidilutive securities excluded from computation of diluted earning per share (in shares)		37.6		37.6		152.2	131.5
Warrant [Member]
Antidilutive securities excluded from computation of diluted earning per share (in shares)			37.5	37.5	37.5
Restricted Stock Units (RSUs) [Member]
Antidilutive securities excluded from computation of diluted earning per share (in shares)		0.1		0.1